SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2016
SELECTED STATEMENTS OF INCOME DATA [Abstract]
Summary of Selected Statements of Income Data
Financial income, net:

	Year ended December 31,
	2016	2015	2014
Financial income (expenses):

Interest on bank deposits and other	$2,947	$2,580	$2,053
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net	1,813	2,153	3,404
Gain from sale of available-for-sale marketable securities	1,771	2,438	424
Bank charges	(116)	(157)	(242)
Foreign currency translation differences, net	(674)	(1,147)	163

	$5,741	$5,867	$5,802